Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	Gallery Trust
Central Index Key	dei_EntityCentralIndexKey	0001651872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 18, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
MONDRIAN INTERNATIONAL EQUITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	gallery_ProspectusSupplementTextBlock

Gallery Trust

Mondrian International Equity Fund (the “Fund”)

Supplement dated October 18, 2018 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”), each dated March 1, 2018.

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

The term of the Fund’s contractual expense limitation agreement has been extended from February 28, 2019 to February 28, 2021. Accordingly, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1. In the “Fund Fees and Expenses” section of the Summary Prospectus and the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.85%
Less Fee Reductions and/or Expense Reimbursements[1]	(0.06)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.79%

[1]	Mondrian Investment Partners Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the Fund’s average daily net assets until February 28, 2021 (the “contractual expense limit”). This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Gallery Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$258	$463	$1,054

2. In the “Investment Adviser” section of the Prospectus, the second and third sentences of the third paragraph are hereby deleted and replaced with the following:

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the Fund’s average daily net assets until February 28, 2021. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021.

3. In “The Adviser” section of the SAI, the second paragraph under the heading “Advisory Fees Paid to the Adviser” is hereby deleted and replaced with the following:

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the Fund’s average daily net assets until February 28, 2021 (the “contractual expense limit”). This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021.

Please retain this supplement for future reference.

MON-SK-002-0100